UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02802

UBS Cashfund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:	212-882 5000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2005

Item 1.  Schedule of Investments

UBS CASHFUND INC.

SCHEDULE OF INVESTMENTS—June 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligation—3.14%
105,000	Federal Home Loan Bank (cost—$104,985,001)	07/05/05	3.003 to 3.005*	104,985,001

Certificates of Deposit—13.18%
Non-U.S.—6.80%
40,000	Calyon Corp. & Investment Bank	07/15/05	3.070	40,000,154
85,000	Deutsche Bank AG	07/25/05	3.105	84,999,704
22,000	HBOS Treasury Services PLC	07/05/05	3.050	22,000,049
30,000	KBC Bank NV	07/08/05	3.100	30,000,000
50,000	Natexis Banque Populaires	08/16/05	3.190	50,000,000
				226,999,907

U.S.—6.38%
34,000	American Express Bank FSB	07/19/05	3.200	34,000,000
50,000	American Express Centurion Bank	07/25/05	3.100	50,000,000
74,000	First Tennessee Bank N.A. (Memphis)	08/19/05 to 08/29/05	3.290 to 3.380	74,000,000
55,000	Washington Mutual Bank FA	07/18/05	3.200	55,000,000
				213,000,000
Total Certificates of Deposit (cost—$439,999,907)				439,999,907

Commercial Paper@—73.64%
Asset Backed-Banking—2.38%
80,000	Atlantis One Funding	09/28/05	3.415	79,324,589

Asset Backed-Miscellaneous—20.73%
59,000	Amsterdam Funding Corp.	07/20/05	3.220	58,899,733
42,000	Barton Capital Corp.	07/14/05 to 08/08/05	3.110 to 3.170	41,903,925
80,347	Falcon Asset Securitization Corp.	07/13/05 to 07/25/05	3.080 to 3.240	80,202,710
38,317	Kitty Hawk Funding Corp.	07/15/05	3.160	38,269,913
71,068	Old Line Funding Corp.	07/15/05 to 08/01/05	3.100 to 3.170	70,931,124
42,000	Preferred Receivables Funding Corp.	07/08/05	3.070	41,974,928
72,967	Ranger Funding Co. LLC	07/22/05 to 08/08/05	3.130 to 3.280	72,776,696
84,000	Sheffield Receivables Corp.	07/05/05 to 07/15/05	3.070 to 3.190	83,967,749
80,000	Thunderbay Funding	07/11/05 to 07/19/05	3.040 to 3.190	79,902,422
50,000	Variable Funding Capital Corp.	07/01/05	3.170	50,000,000
73,620	Yorktown Capital LLC	07/07/05	3.080	73,582,208
				692,411,408

Asset Backed-Securities—15.87%
78,010	Beta Finance, Inc.	07/15/05 to 09/12/05	3.030 to 3.340	77,750,194
71,000	CC (USA) Inc.	07/15/05	3.050	70,915,786
68,500	Dorada Finance, Inc.	07/27/05 to 08/26/05	3.100 to 3.220	68,295,391
82,100	Galaxy Funding, Inc.	07/21/05 to 09/14/05	3.080 to 3.340	81,853,237
41,000	Giro Funding US Corp.	07/15/05	3.040	40,951,529
40,000	K2 (USA) LLC	08/26/05	3.190	39,801,511
15,000	Links Finance LLC	07/18/05	3.190	14,977,404
60,000	Scaldis Capital LLC	07/15/05	3.040	59,929,066
76,000	Solitaire Funding LLC	07/05/05 to 09/21/05	3.060 to 3.370	75,636,699
				530,110,817

Automotive OEM—1.70%
46,000	American Honda Finance Corp.	08/08/05	3.120	45,848,507
11,000	BMW US Capital, LLC	07/01/05	3.380	11,000,000
				56,848,507

Banking-Non-U.S.—10.59%
85,000	Alliance & Leicester PLC	07/18/05	3.070	84,876,773
36,500	Banque et Caisse d’Epargne de L’Etat	08/01/05	3.120 to 3.190	36,400,942
42,000	Calyon N.A., Inc.	09/06/05	3.270	41,744,395
41,000	Credit Suisse First Boston, Inc.	08/22/05	3.290	40,805,159
85,000	Depfa Bank PLC	07/05/05	3.020	84,971,478
25,000	DNB NOR ASA	07/06/05	3.020	24,989,514
40,000	Westpac Trust Securities NZ Ltd.	09/14/05	3.340	39,721,667
				353,509,928

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-U.S.—11.26%
14,435	CBA (Delaware) Finance, Inc.	07/11/05	3.130	14,422,450
70,000	Danske Corp.	07/07/05	3.010	69,964,883
53,500	Dexia Delaware LLC	09/06/05	3.270	53,174,408
9,000	ING (US) Funding LLC	08/09/05	3.190	8,968,897
72,000	Nordea N.A., Inc.	07/21/05	3.090	71,876,400
65,000	San Paolo IMI U.S. Financial Co.	07/01/05	3.290	65,000,000
55,000	Scotiabanc, Inc.	08/10/05	3.160	54,806,889
38,000	Societe Generale N.A., Inc.	08/05/05	3.165	37,883,071
				376,096,998

Brokerage—7.32%
80,000	Bear Stearns Cos., Inc.	08/10/05	3.160	79,719,111
85,000	Citigroup Global Markets Holdings, Inc.	08/18/05	3.170	84,640,733
80,000	Goldman Sachs Group, Inc.	07/08/05	3.090 to 3.100	79,951,827
				244,311,671

Finance-NonCaptive Diversified—1.70%
26,903	CIT Group, Inc.	07/26/05	3.080	26,845,457
30,000	General Electric Capital Corp.	07/11/05	3.100	29,974,167
				56,819,624

Utilities-Other—2.09%
70,000	RWE AG	07/15/05	3.050	69,916,972
Total Commercial Paper (cost—$2,459,350,514)				2,459,350,514

Short-Term Corporate Obligations—5.45%
Asset Backed-Securities—1.26%
42,000	K2 (USA) LLC**	07/25/05	3.274 to 3.314*	42,000,385

Banking-Non-U.S.—1.79%
60,000	HBOS Treasury Services PLC**	07/01/05	3.131*	60,000,000

Banking-U.S.—0.90%
30,000	Wells Fargo & Co.	07/14/05	3.286*	30,000,000

Finance-NonCaptive Diversified—1.50%
50,000	General Electric Capital Corp.	07/11/05	3.284*	50,000,000
Total Short-Term Corporate Obligations (cost—$182,000,385)				182,000,385

Repurchase Agreements—3.02%
808	Repurchase Agreement dated 06/30/05 with State Street Bank & Trust Co., collateralized by $171,963 U.S. Treasury Bonds, 8.125% to 8.750% due 05/15/17 to 08/15/19, and $568,627 U.S. Treasury Notes, 5.750% due 11/15/05; (value—$825,974); proceeds: $808,057	07/01/05	2.550	808,000
100,000	Repurchase Agreement dated 06/30/05 with Deutsche Bank, collateralized by $2,176,000 Federal Farm Credit Bank obligations, 3.750% due 06/13/08, $50,500,000 Federal Home Loan Mortgage Corporation obligations, 5.500% due 07/15/06, and $45,790,000 Federal National Mortgage Association obligations, 5.600% due 03/28/17; (value—$102,000,942); proceeds: $100,009,306	07/01/05	3.350	100,000,000
Total Repurchase Agreements (cost—$100,808,000)				100,808,000

Money Market Funds†—1.61%
27,314	AIM Liquid Assets Portfolio		3.221	27,313,555
26,331	BlackRock Provident Institutional TempFund		3.044	26,331,320
Total Money Market Funds (cost—$53,644,875)				53,644,875

Total Investments (cost—$3,340,788,682 which approximates cost for federal income tax purposes)(1)—100.04%				3,340,788,682

Liabilities in excess of other assets—(0.04)%				(1,310,333)
Net Assets (applicable to 3,339,737,974 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				$3,339,478,349

*                                         Variable rate securities–maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2005, and reset periodically.

**                                  Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 3.05% of net assets as of June 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                    Interest rates shown are the discount rates at date of purchase.

†                                          Interest rates shown reflect yield at June 30, 2005.

OEM       Original Equipment Manufacturer

(1)                                  Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value.  Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country

Percentage of Portfolio Assets
United States	80.8%
United Kingdom	5.0
France	4.0
Germany	2.5
Ireland	2.5
Switzerland	1.2
Australia	1.2
Luxembourg	1.1
Belgium	0.9
Norway	0.8
Total	100.0%

Weighted average maturity - 25 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2005.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2005